LONG-TERM INVESTMENTS - Cost method investments (Details) - Balawula $ in Thousands	1 Months Ended
Dec. 31, 2015 USD ($)
Cost method investments
Sale of ownership percentage	36.10%
Cash consideration	$ 68
Ownership percentage	56.00%
Cost method investment, ownership percentage	19.90%
Gain on disposal	$ 163
Remeasured fair value of retained equity interest	$ 0